Federal Home Loan Bank Advances - Scheduled Payments for Next Five Years (Detail)	Dec. 31, 2015 USD ($)
Banking and Thrift [Abstract]
2016	$ 0
2017	0
2018	20,000,000
2019	0
2020	$ 0